UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549

                      FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
            MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-05240

		Selected Capital Preservation Trust
__________________________________________________________
     (Exact name of registrant as specified in charter)


Selected Capital Preservation Trust
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
__________________________________________________________
(Address of principal executive offices)	(Zip code)

Registrant's telephone number, including area code:

(520) 806-5008

Date of fiscal year end: 12/31/2005

Date of reporting period: 07/01/2004-06/30/2004

			SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly casued this report to be signed on its behalf by the undersigned,thereunto duly authorized.

Selected Capital Preservation Trust
___________________________________________________________
                       (Registrant)


Person signing this Report on Behalf of reporting Registrant:

Name:  Kenneth C Eich
Title:    Principal Executive Officer
Phone:    (520) 806-7600
Signature, Place, and Date of Signing:
Kenneth C Eich, Arizona  August 30, 2005

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****************************************** FORM N-PX REPORT *****************************
ICA File Number: 811-05240
Reporting Period: 07/01/2004 - 06/30/2005
Selected Capital Preservation Trust
==================================== SELECTED DAILY GOVERNMENT FUND =====================


The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.



* END N-PX REPORT *
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